Document and Entity Information	Mar. 28, 2024
Cover [Abstract]
Entity Registrant Name	Apollo Infrastructure Co LLC
Amendment Flag	false
Entity Central Index Key	0001971381
Document Type	8-K
Document Period End Date	Mar. 28, 2024
Entity Incorporation State Country Code	DE
Entity File Number	000-56561
Entity Tax Identification Number	92-3084689
Entity Address, Address Line One	9 West 57th Street
Entity Address, Address Line Two	42nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	515-3200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false